Summary of Significant Accounting Policies (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Adjustments due to ASC 606
Customer incentives
Cash incentives revenue reduction	$ 13,220	¥ 86,259	¥ 359,568
Cash incentives loans payable reduction		¥ 0	¥ 0
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Customer incentives
Cash incentives revenue reduction				¥ 268,813
Cash incentives loans payable reduction				¥ 10,746